Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Abstract]
Number of reportable segments			1		1
Number of operating segments			1		1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer		Chief Executive Officer
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description			The CODM allocates resources and assesses performance based upon financial information at the entity-wide level. Since the CODM makes operating decisions and allocates resources on an entity-wide basis, Fold operates as one operating segment and one reportable segment.		The primary financial measure used by the CODM to evaluate performance is operating income (loss) as shown on the statements of operations. Segment expenses and other segment items are provided to the CODM on the same basis as disclosed in the statements of operations.
Cash and cash equivalents	$ 28,386,785	$ 6,609,719	$ 28,386,785	$ 6,609,719	$ 7,652,203	$ 18,330,359	$ 1,491,544
Federal deposit insurance corporation coverage					250,000
Amortization expense on capitalized software development costs	200,000	100,000	$ 300,000	200,000	600,000	300,000
Amortization expense write-offs					$ 100,000	$ 0
Notional amount of customer rewards liability outstanding			77		79	92
Derivative instruments within customer rewards liability	4,504,290		$ 4,504,290		$ 6,872,869	$ 8,569,651
Gain (loss) on remeasurement of derivative liability	$ 700,000	$ (2,100,000)	$ 2,300,000	$ 1,000,000	800,000	(5,200,000)
Marketing and advertising expense					$ 1,200,000	$ 300,000